Provisions - Employee obligations - South Africa - (Details) - South Africa $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Changes in net defined benefit liability (asset) [abstract]
Percentage change in cost of medical aid	1
Change in provision due to reasonably possible change in the cost of medical aid	$ 297	$ 607
Disclosure of fair value of plan assets [abstract]
Cash	47.45%	17.42%
Equity	24.79%	35.31%
Bonds	7.66%	13.23%
Property	1.41%	2.76%
International	15.74%	25.47%
Others	2.95%	5.81%
Total	100.00%	100.00%
Present value of defined benefit obligation [member]
Changes in net defined benefit liability (asset) [abstract]
Obligations at beginning of year	$ 8,760	$ 7,989
Current service cost	310	307
Borrowing costs	932	817
Actuarial differences	(2,226)	(998)
Benefits paid	(740)	(424)
Exchange differences	836	1,069
Obligations at end of year	7,872	8,760
Plan assets [member]
Ifrs Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at the beginning of the year	3,532	2,703
Interest income on assets	255	284
Benefits paid	(2,609)
Actuarial differences	270	(112)
Other	800	657
Fair value of plan assets at the end of the year	2,248	3,532
Actual return on assets	$ 525	$ 165